Reinsurance - Summary of Assumed and Ceded Reinsurance on Premiums Written, Premiums Earned and Insurance Losses and Loss Adjustment Expenses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Premiums written:
Insurance	$ 2,723.5	$ 2,446.6	$ 2,531.7
Reinsurance	1,885.8	1,521.0	1,807.0
Ceded	(1,666.7)	(1,385.7)	(1,442.7)
Net written premiums	2,942.6	2,581.9	2,896.0
Premiums earned:
Insurance	2,565.7	2,444.8	2,370.8
Reinsurance	1,822.1	1,562.0	1,617.2
Ceded	(1,498.1)	(1,392.3)	(1,299.3)
Net earned premiums	2,889.7	2,614.5	2,688.7
Losses and loss adjustment expenses:
Insurance	1,759.1	1,644.5	1,574.2
Reinsurance	915.8	707.2	939.5
Ceded	(957.1)	(798.7)	(833.7)
Losses and loss adjustment expenses	$ 1,717.8	$ 1,553.0	$ 1,680.0